Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss)income
Beginning Balance at Dec. 31, 2012	$ 93.9	$ 0.1	$ 109.9	$ (18.9)	$ 2.9
Beginning Balance (in shares) at Dec. 31, 2012		1,232,949,935
Net income (loss)	(48.0)			(48.0)
Other comprehensive income, net of tax	1.2				1.2
Shares issued	220.2	$ 0.3	219.9
Shares issued, shares		2,468,195,395
Ending Balance at Dec. 31, 2013	$ 267.4	$ 0.4	329.8	(66.9)	4.1
Ending Balance (in shares) at Dec. 31, 2013	3,701,145,330	3,701,145,330
Net income (loss)	$ (7.2)			(7.2)
Other comprehensive income, net of tax	8.4				8.4
Ending Balance at Mar. 31, 2014	268.6	$ 0.4	329.8	(74.1)	12.5
Ending Balance (in shares) at Mar. 31, 2014		3,701,145,330
Beginning Balance at Dec. 31, 2013	$ 267.4	$ 0.4	329.8	(66.9)	4.1
Beginning Balance (in shares) at Dec. 31, 2013	3,701,145,330	3,701,145,330
Net income (loss)	$ 3.0			3.0
Other comprehensive income, net of tax	(40.6)				(40.6)
Ending Balance at Dec. 31, 2014	$ 229.7	$ 0.4	329.8	(64.0)	(36.5)
Ending Balance (in shares) at Dec. 31, 2014	3,701,145,330	3,701,145,330
Beginning Balance at Mar. 31, 2014	$ 268.6	$ 0.4	329.8	(74.1)	12.5
Beginning Balance (in shares) at Mar. 31, 2014		3,701,145,330
Net income (loss)	10.1			10.1
Other comprehensive income, net of tax	(49.0)				(49.0)
Ending Balance at Dec. 31, 2014	$ 229.7	$ 0.4	329.8	(64.0)	(36.5)
Ending Balance (in shares) at Dec. 31, 2014	3,701,145,330	3,701,145,330
Net income (loss)	$ (20.4)			(20.4)
Acquisition of Hanwha Q CELLS Investment Co., Ltd.	100.8		100.8
Acquisition of Hanwha Q CELLS Investment Co., Ltd., Shares issued		457,980,262
Other comprehensive income, net of tax	(29.2)				(29.2)
Ending Balance at Mar. 31, 2015	$ 280.9	$ 0.4	$ 430.6	$ (84.4)	$ (65.7)
Ending Balance (in shares) at Mar. 31, 2015	4,159,125,592	4,159,125,592